Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Cannery Hotel and Casino, LLC [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the components and allocation of the purchase price, including the measurement period adjustments:

(In thousands)	Preliminary Purchase Price Allocation	Adjustments	Final Purchase Price Allocation
Current assets	$29,929	$(8,345)	$21,584
Property and equipment	181,757	(56,675)	125,082
Other long-term assets	—	3,419	3,419
Intangible and other assets	16,330	(880)	15,450
Total acquired assets	228,016	(62,481)	165,535

Current liabilities	15,850	(4,984)	10,866
Total liabilities assumed	15,850	(4,984)	10,866
Net identifiable assets acquired	212,166	(57,497)	154,669
Goodwill	26,401	58,651	85,052
Net assets acquired	$238,567	$1,154	$239,721

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the values assigned to acquired property and equipment and estimated useful lives:

(In thousands)	Useful Lives	As Recorded
Land		$7,870
Buildings and improvements	10 - 40 years	107,268
Furniture and equipment	3 - 7 years	9,820
Construction in progress		124
Property and equipment acquired		$125,082

Aliante Casino Hotel and Spa [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the components and allocation of the purchase price, including the measurement period adjustments:

(In thousands)	Preliminary Purchase Price Allocation	Adjustments	Final Purchase Price Allocation
Current assets	$31,886	$—	$31,886
Property and equipment	226,309	(760)	225,549
Intangible and other assets	20,791	(2,643)	18,148
Total acquired assets	278,986	(3,403)	275,583

Current liabilities	5,693	515	6,208
Other liabilities	636	(83)	553
Total liabilities assumed	6,329	432	6,761
Net identifiable assets acquired	272,657	(3,835)	268,822
Goodwill	126,489	3,835	130,324
Net assets acquired	$399,146	$—	$399,146

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the values assigned to acquired property and equipment and estimated useful lives:

(In thousands)	Useful Lives	As Recorded
Land		$16,680
Buildings and improvements	10 - 45 years	200,770
Furniture and equipment	3 - 7 years	8,099
Property and equipment acquired		$225,549

Borgata
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
We accounted for our investment in Borgata applying the equity method, through the date of the sale, and, as a result of the sale, we reported the results as discontinued operations for all periods presented in these consolidated financial statements.

The Borgata results presented have not been recast and therefore do not reflect the impact of the adoption of the Revenue Standard.

The table below summarizes the results of operations information for periods prior to the date of divestiture:

	Seven Months Ended	Twelve Months Ended
(In thousands)	July 31, 2016	December 31, 2015
Net revenues	$485,510	$804,166
Operating expenses	366,812	657,324
Operating income	118,698	146,842
Interest expense	26,378	59,681
Loss on early extinguishments of debt	1,628	18,895
State income tax expense (benefit)	8,274	(3,731)
Net income	$82,418	$71,997